DIRECT COMMERCIAL PROPERTY EXPENSE	6 Months Ended
Jun. 30, 2020
Direct operating expense from investment property [abstract]
DIRECT COMMERCIAL PROPERTY EXPENSE	DIRECT COMMERCIAL PROPERTY EXPENSE
The components of direct commercial property expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Property maintenance	$162	$182	$336	$378
Real estate taxes	151	157	308	324
Employee compensation and benefits	38	40	80	88
Lease expense(1)	4	3	8	8
Other(2)	90	97	193	203
Total direct commercial property expense	$445	$479	$925	$1,001
(1)For the three and six months ended June 30, 2020, operating expenses relating to variable lease payments not included in the measurement of the lease liability was nil and $4 million (2019 - $3 million and $7 million), respectively.